UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2018 (Unaudited)

FOREIGN GOVERNMENT NOTES/BONDS - 10.5% (1)(2)	Amount		Value
Republic of South Africa Government Bond
8.750%, 02/28/2048	77,997,000	ZAR	$6,513,503
Spain Government Bond
2.900%, 10/31/2046	767,000	EUR	1,091,085
Turkey Government International Bond
6.000%, 03/25/2027	2,160,000	USD	2,190,925
United Kingdom Gilt
1.250%, 07/22/2018	6,600,000	GBP	9,281,261

TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $18,199,731)			19,076,774

SHORT-TERM INVESTMENTS - 69.2%	Principal
Foreign Government Obligation - 60.7% (1) (2)	Amount
French Treasury Bills
(0.663)%, 04/11/2018	29,700,000	EUR	36,549,408
(0.640)%, 07/18/2018	10,000,000	EUR	12,325,836
Japanese Discount Treasury Bill
(0.207)%, 04/10/2018	550,000,000	JPY	5,169,059
(0.242)%, 05/10/2018	1,200,000,000	JPY	11,279,526
(0.163)%, 07/10/2018	220,000,000	JPY	2,068,463
(0.165)%, 09/10/2018	4,500,000,000	JPY	42,319,623
Total Foreign Government Obligation (Cost $106,526,833)			109,711,915

United States Treasury Bills - 8.5% (2)
1.452%, 06/07/2018	12,500,000	USD	12,462,033
1.878%, 09/13/2018	2,900,000	USD	2,875,508
Total United States Treasury Bills (Cost $15,341,754)			15,337,541

TOTAL SHORT-TERM INVESTMENTS (Cost $121,868,587)			125,049,456

Total Investments (Cost $140,068,318) - 79.7%			144,126,230
Other Assets in Excess of Liabilities - 20.3%			36,649,130
TOTAL NET ASSETS - 100.0%			$180,775,360

(1)	Foreign issued security.
(2)	Rate quoted is effective yield of position.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2018 (Unaudited)

PURCHASED OPTIONS AND WARRANTS - 3.0%	Contracts	Notional		Value
Put Options Purchased - 0.5%
CBOE Market Volatility Index at $14.50, April 18, 2018.	680	1,357,960	USD	$5,100
E-mini S&P 500 Options at $2,550, June 15, 2018	178	23,522,700	USD	471,700
E-mini S&P 500 Options at $2,590, June 15, 2018	68	8,986,200	USD	216,920
E-mini S&P End of Month Options at $2,600, April 30, 2018	68	8,986,200	USD	123,420
Total Put Options Purchased (Premiums Paid $916,757)				817,140

Currency Options Purchased - 0.1%		Notional
EUR Put / GBP Call at 0.8650, July 05, 2018		336,000	GBP	89,839
EUR Put / GBP Call at 0.8000, October 26, 2018		685,000	GBP	27,132
EUR Put / GBP Call at 0.8300, October 26, 2018		257,000	GBP	34,409
EUR Put / GBP Call at 0.8525, October 26, 2018		343,000	GBP	19,452
USD Put / ZAR Call at 11, September 27, 2018		291,901	ZAR	38,062
Total Currency Options Purchased (Premiums Paid $350,658)				208,894

Warrants - 2.4% (1)	Contracts	Counterparty
Euro STOXX 50 Index Dispersion Warrant
Issue Date: 09/04/2017, Expiration Date: 12/21/2018	4,200	Societe Generale		460,149
Issue Date: 09/15/2017, Expiration Date: 12/21/2018	420,500	Deutsche Bank AG		487,085
Issue Date: 10/18/2017, Expiration Date: 01/04/2019	7	JPM		861,316
Issue Date: 11/08/2017, Expiration Date: 09/21/2018	6,030	Societe Generale		641,946
Issue Date: 12/29/2017, Expiration Date: 01/04/2019	5	JPM		615,226
Issue Date: 02/08/2018, Expiration Date: 12/28/2018	3,450	Societe Generale		373,055
Issue Date: 02/09/2018, Expiration Date: 03/19/2019	409	Goldman Sachs		460,639
The Swiss Market Index Dispersion Warrant
Issue Date: 03/21/2018, Expiration Date: 06/28/2019	500	Morgan Stanley		483,980
Total Warrants (Cost $4,584,047)				4,383,396

TOTAL PURCHASED OPTIONS AND WARRANTS (Cost/Premiums Paid $5,851,462)				$5,409,430

WRITTEN OPTIONS - (0.3%)	Contracts	Notional		Value
Call Options Written - (0.1%)
CBOE Market Volatility Index at $18.00, April 18, 2018	(140)	(279,580)		$(37,450)
CBOE Market Volatility Index at $19.00, April 18, 2018	(140)	(279,580)		(31,150)
CBOE Market Volatility Index at $20.00, April 18, 2018	(140)	(279,580)		(25,900)
CBOE Market Volatility Index at $21.00, April 18, 2018	(140)	(279,580)		(22,050)
CBOE Market Volatility Index at $23.00, April 18, 2018	(140)	(279,580)		(16,100)
CBOE Market Volatility Index at $25.00, April 18, 2018	(140)	(279,580)		(11,900)
Call Options Written (Premiums Received $98,220)				(144,550)

Put Options Written - (0.2%)
CBOE Market Volatility Index at $15.00, April 18, 2018	(280)	(559,160)		(3,500)
CBOE Market Volatility Index at $16.00, April 18, 2018	(140)	(279,580)		(3,150)
CBOE Market Volatility Index at $17.00, April 18, 2018	(280)	(559,160)		(14,700)
CBOE Market Volatility Index at $18.00, April 18, 2018	(140)	(279,580)		(12,950)
E-mini S&P 500 End of Month Options at $2,600, April 30, 2018	(68)	(8,986,200)		(42,500)
E-mini S&P 500 Options at $2,400, June 15, 2018	(178)	(23,522,700)		(233,180)
E-mini S&P 500 Options at $2,460, June 15, 2018	(68)	(8,986,200)		(117,640)
Total Put Options Written (Premiums Received $576,181)				(427,620)

TOTAL WRITTEN OPTIONS (Premiums Received $674,401)				$(572,170)

(1)
The payout of the dispersion warrants is calculated on the observed volatility of a weighted basket of component stocks of the respective Index relative to each stock's assigned strike value in excess of the volatility of the respective Index relative to a strike volatility between the issuance and termination dates of the respective warrant.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2018 (Unaudited)

	FUTURES CONTRACTS
	Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value & Unrealized Appreciation/ (Depreciation)
	Amsterdam Exchanges Index	7	April 2018	$909,550	$(3,202)
	Australia SPI 200 Index	15	June 2018	1,652,074	(68,231)
	Australian 10 Year Government Bond	(3)	June 2018	(298,656)	(4,557)
	Australian Dollar	(4)	June 2018	(307,040)	1,363
*	Brent Crude	5	April 2018	346,700	23,940
	British Pound	37	June 2018	3,250,913	(5,444)
	CAC 40 Index	31	April 2018	1,966,132	(33,215)
	Canadian 10 Year Government Bond	(18)	June 2018	(1,861,963)	(30,913)
	Canadian Dollar	(15)	June 2018	(1,164,375)	(16,293)
	CBOE Volatility Index (VIX)	28	April 2018	553,700	(3,925)
*	Cocoa	13	May 2018	332,280	8,180
*	Coffee 'C'	(7)	May 2018	(310,144)	17,041
*	Copper	25	May 2018	1,890,938	(73,230)
*	Corn	66	May 2018	1,279,575	8,309
*	Cotton No. 2	(24)	May 2018	(977,520)	(24,282)
*	Crude Oil	5	April 2018	324,700	18,687
	DAX Index	4	June 2018	1,491,245	(19,848)
	E-mini Dow	3	June 2018	362,205	(13,552)
	E-mini Nikkei 225 Index	207	June 2018	4,126,188	33,306
	E-mini Russell 2000 Index	6	June 2018	459,360	(19,774)
	E-mini S&P 500	57	June 2018	7,532,550	(117,037)
	Euro FX Currency	22	June 2018	3,398,588	(18,467)
	EURO STOXX 50 Index	44	June 2018	1,776,329	(22,269)
	Euro-Bobl	(27)	June 2018	(4,360,411)	(19,844)
	Euro-BTP Italian Government Bond	13	June 2018	2,220,066	60,989
	Euro-Bund	1	June 2018	196,171	183
	Euro-BUXL 30 Year Bond	4	June 2018	813,968	6,295
	Euro-OAT	15	June 2018	2,853,232	34,545
*	Feeder Cattle	(2)	April 2018	(133,325)	2,356
	FTSE 100 Index	29	June 2018	2,845,439	(31,215)
	FTSE/JSE TOP 40 Index	1	June 2018	41,715	(2,948)
	FTSE/MIB Index	5	June 2018	675,302	(8,779)
*	Gasoline RBOB	4	April 2018	339,461	18,513
	German Midcap Stock Index	16	June 2018	2,520,456	(23,751)
*	Gold 100 oz	5	June 2018	663,650	137
	Hang Seng China Enterprises Index	3	April 2018	230,233	342
	Hang Seng Index	5	April 2018	957,232	3,426
*	Hard Red Winter Wheat	2	May 2018	46,725	(5,506)
	IBEX 35 Index	3	April 2018	353,311	(3,097)
	Japanese Yen	5	June 2018	590,219	(4,184)
*	Lean Hogs	38	June 2018	1,163,560	31,428
*	Live Cattle	1	June 2018	41,030	(4,231)
*	London Metal Exchange Copper	(1)	April 2018	(167,256)	5,741
*	London Metal Exchange Copper	1	April 2018	167,256	(3,115)
*	London Metal Exchange Copper	1	May 2018	167,544	(5,740)
*	London Metal Exchange Lead	(4)	April 2018	(239,900)	(3,437)
*	London Metal Exchange Lead	4	April 2018	239,900	(10,312)
*	London Metal Exchange Lead	4	May 2018	239,650	3,238
*	London Metal Exchange Lead	(2)	May 2018	(119,825)	(1,668)

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2018 (Unaudited)

	FUTURES CONTRACTS (Continued)
	Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value & Unrealized Appreciation/ (Depreciation)
*	London Metal Exchange Nickel	(2)	April 2018	$(159,096)	$2,898
*	London Metal Exchange Nickel	2	April 2018	159,096	3,414
*	London Metal Exchange Nickel	2	May 2018	159,300	(2,922)
*	London Metal Exchange Primary Aluminum	(6)	April 2018	(298,613)	17,870
*	London Metal Exchange Primary Aluminum	6	April 2018	298,613	(22,255)
*	London Metal Exchange Primary Aluminum	6	May 2018	299,438	(17,808)
*	London Metal Exchange Primary Aluminum	(3)	May 2018	(149,719)	4,235
*	London Metal Exchange Tin	(3)	April 2018	(317,550)	4,191
*	London Metal Exchange Tin	3	April 2018	317,550	1,766
*	London Metal Exchange Tin	4	May 2018	422,800	(5,122)
*	London Metal Exchange Zinc	5	April 2018	410,125	(7,421)
*	London Metal Exchange Zinc	(5)	April 2018	(410,125)	1,273
*	London Metal Exchange Zinc	(13)	May 2018	(1,065,350)	32,069
*	London Metal Exchange Zinc	5	May 2018	409,750	3,929
	Long Gilt	(154)	June 2018	(26,536,674)	(363,011)
*	Low Sulphur Gas Oil	5	May 2018	309,000	20,841
	Mexican Peso	(3)	June 2018	(81,465)	(2,286)
	MSCI Taiwan Stock Index	9	April 2018	363,690	4,655
	NASDAQ 100 E-mini	2	June 2018	263,760	(19,556)
*	Natural Gas	(9)	April 2018	(245,970)	317
	New Zealand Dollar	3	June 2018	216,600	(1,406)
*	NY Harbor ULSD	4	April 2018	339,528	23,544
*	Palladium	3	June 2018	283,140	(5,699)
*	Platinum	1	July 2018	46,630	(1,528)
*	Red Spring Wheat	(1)	May 2018	(28,925)	1,209
*	Robusta Coffee	(12)	May 2018	(207,000)	5,680
	S&P/Toronto Stock Exchange 60 Index	14	June 2018	1,969,030	(28,484)
	SGX MSCI Singapore Index	21	April 2018	623,521	16,688
	SGX Nikkei 225 Index	107	June 2018	10,669,329	75,689
*	Silver	(1)	May 2018	(81,340)	683
*	Soybean	4	May 2018	208,950	(3,249)
*	Soybean	(41)	July 2018	(2,163,775)	(64,921)
*	Soybean Meal	(18)	May 2018	(691,200)	(8,553)
*	Soybean Oil	(14)	May 2018	(267,708)	3,229
	Stockholm's Tradable Index	24	April 2018	438,046	(9,833)
*	Sugar No. 11	(14)	April 2018	(193,648)	17,720
	U.S. 10 Year Treasury Note	915	June 2018	110,843,672	837,869
	U.S. 2 Year Treasury Note	(76)	June 2018	(16,158,313)	(3,607)
	U.S. Treasury Long Bond	(11)	June 2018	(1,612,875)	(32,676)
*	Wheat	(1)	May 2018	(22,550)	485
*	White Sugar	(13)	April 2018	(228,280)	6,297
					$162,167

*	Position held in Subsidiary

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2018 (Unaudited)

FORWARD CURRENCY CONTRACTS (1)
Settlement Date	Currency Received	Current USD Value	Currency Delivered	Current USD Value	Unrealized Gain/(Loss)
04/04/2018	MXN	$3,114,580	USD	$3,098,665	$15,915
04/04/2018	USD	3,098,000	MXN	3,113,911	(15,911)
04/04/2018	USD	3,100,073	EUR	3,099,551	522
04/10/2018	USD	4,885,107	JPY	5,172,834	(287,727)
04/11/2018	EUR	369,472	USD	370,515	(1,043)
04/11/2018	USD	35,017,740	EUR	36,947,158	(1,929,418)
05/10/2018	USD	10,731,862	JPY	11,308,267	(576,405)
06/20/2018	BRL	245,721	USD	247,839	(2,118)
06/20/2018	CAD	4,207,567	USD	4,175,000	32,567
06/20/2018	CLP	955,394	USD	959,500	(4,106)
06/20/2018	EUR	250,123	USD	251,856	(1,733)
06/20/2018	EUR	4,200,083	SEK	4,203,422	(3,339)
06/20/2018	EUR	10,009,869	NOK	9,907,644	102,225
06/20/2018	EUR	12,050,476	GBP	12,045,567	4,909
06/20/2018	GBP	383,214	ZAR	380,425	2,789
06/20/2018	GBP	20,812,842	EUR	20,436,062	376,780
06/20/2018	HUF	730,576	USD	727,305	3,271
06/20/2018	IDR	12,380,374	USD	12,327,123	53,251
06/20/2018	INR	278,385	USD	277,903	482
06/20/2018	KRW	6,378,257	USD	6,379,832	(1,575)
06/20/2018	MXN	6,327,852	USD	6,229,000	98,852
06/20/2018	NOK	997,771	USD	1,010,000	(12,229)
06/20/2018	NOK	14,185,945	EUR	14,201,348	(15,403)
06/20/2018	PHP	10,022	USD	10,000	22
06/20/2018	PLN	2,175,922	USD	2,185,882	(9,960)
06/20/2018	RUB	766,509	USD	767,013	(504)
06/20/2018	SEK	4,139,662	EUR	4,200,083	(60,421)
06/20/2018	SGD	270,779	USD	270,000	779
06/20/2018	TRY	39,400	USD	40,000	(600)
06/20/2018	TWD	179,593	USD	180,000	(407)
06/20/2018	USD	80,000	RUB	79,977	23
06/20/2018	USD	100,000	INR	99,795	205
06/20/2018	USD	105,689	SGD	105,870	(181)
06/20/2018	USD	130,000	PLN	129,909	91
06/20/2018	USD	155,898	NOK	155,915	(17)
06/20/2018	USD	190,000	HUF	188,947	1,053
06/20/2018	USD	210,000	CLP	210,857	(857)
06/20/2018	USD	350,000	IDR	351,027	(1,027)
06/20/2018	USD	370,000	BRL	370,619	(619)
06/20/2018	USD	386,682	GBP	383,214	3,468
06/20/2018	USD	527,693	CHF	526,807	886
06/20/2018	USD	1,015,033	TRY	999,412	15,621
06/20/2018	USD	1,887,504	SEK	1,863,367	24,137
06/20/2018	USD	2,912,177	PHP	2,909,627	2,550
06/20/2018	USD	4,175,000	NZD	4,216,556	(41,556)
06/20/2018	USD	4,238,620	TWD	4,244,246	(5,626)
06/20/2018	USD	5,327,186	ZAR	5,364,451	(37,265)
06/20/2018	USD	6,253,411	JPY	6,241,027	12,384
06/20/2018	USD	12,513,673	KRW	12,671,925	(158,252)
06/20/2018	USD	24,363,811	EUR	24,244,672	119,139
06/20/2018	ZAR	130,346	USD	130,000	346
07/10/2018	USD	2,042,751	JPY	2,082,270	(39,519)
07/18/2018	USD	12,548,314	EUR	12,410,487	137,827
07/23/2018	USD	8,859,129	GBP	9,364,330	(505,201)
09/10/2018	USD	42,781,997	JPY	42,787,514	(5,517)
					$(2,708,442)
(1) J.P. Morgan Securities, Inc. is the counterparty to all contracts.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2018 (Unaudited)

INTEREST RATE SWAPS
Counterparty	Rate paid	Rate received	Payment Frequency	Trade Date	Termination Date	Notional Amount		Value & Unrealized Gain/(Loss)
JPM	7.880%	BRL-CDI (1) 6.390%	at maturity	1/26/2018	1/2/2020	84,689,163	BRL	$(384,574)
JPM	BRL-CDI 6.390%	9.158%	at maturity	2/23/2018	1/2/2023	6,359,729	BRL	31,719
JPM	BRL-CDI 6.390%	9.225%	at maturity	1/26/2018	1/2/2023	33,676,028	BRL	202,101
JPM	1.144%	6 month GBP-LIBOR (2) 0.829%	6 Month	12/6/2017	3/21/2023	15,437,242	GBP	164,287
JPM	3.035%	PLN-WIBOR-WIBO (3) 1.780%	6 Month	3/5/2018	6/20/2028	700,000	PLN	(1,783)
JPM	2.018%	SGD-SOR-VWAP (4) 1.578%	6 Month	3/6/2018	6/20/2021	300,000	SGD	(63)
JPM	3 month USD-LIBOR 2.312%	2.670%	3 Month	3/21/2018	6/20/2020	46,959,000	USD	73,920
JPM	2.861%	3 month USD-LIBOR 2.312%	3 Month	3/21/2018	6/20/2023	21,019,000	USD	(143,166)
Total of Interest Rate Swaps								$(57,559)

INFLATION SWAPS
Counterparty	Rate paid	Rate received	Payment Frequency	Trade Date	Termination Date	Notional Amount		Value & Unrealized Gain/(Loss)
JPM	UK Inflation (RPI) (5)	3.335%	1 M	1/16/2018	1/15/2023	14,794,000	GBP	$106,838
Total of Inflation Swaps								$106,838

(1) BRL-CDI - Brazil Average One-Day Interbank Deposit
(2) LIBOR - London Interbank Offered Rate
(3) WIBOR-WIBO - Offered rate for deposits in Polish Zloty
(4) SOR-VWAP - Singapore Dollar Swap Offer Rate Volume Weighted Average Price
(5) UK-RPI - United Kingdom Retail Price Index
JPM - J.P. Morgan Investment Bank

BRL - Brazilian Real		NOK - Norwegian Kroner
CAD - Canadian Dollar		NZD - New Zealand Dollar
CHF - Swiss Franc		PHP - Philippine Peso
CLP - Chilean Peso		PLN - Polish Zloty
EUR - Euro		RUB - Russian Rouble
GBP - British Pound		SEK - Swedish Krona
HUF - Hungarian Forint		SGD - Singapore Dollar
IDR - Indonesian Rupiah		TRY - Turkish New Lira
INR - Indian Rupee		TWD - Taiwan Dollar
JPY - Japanese Yen		USD - US Dollar
KRW - South-Korean Won		ZAR - South African Rand
MXN - Mexican Peso

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2018 (Unaudited)
TOTAL RETURN SWAPS
	Reference Entity	Counterparty	Rate Paid/Received	Payment Frequency	Termination Date		Notional Amount	Value & Unrealized Appreciation/(Depreciation)
[1]	JPCMFBAN Index	JPM	1 month USD-LIBOR(a) + 0.70% (2.561%)	monthly	1/23/2019	USD	8,177,516	$(408,387)
[2]	JPEBCSMI Index	JPM	1 month CHF-LIBOR + 0.30% (-0.504%)	monthly	5/23/2018	CHF	1,286,099	(1,882)
[3]	JPFUBNLX Index	JPM	1 month EUR-EURIBOR(b) + 0.55% (0.180%)	monthly	4/17/2019	EUR	970,656	(16,268)
[4]	JPFUFERL Index	JPM	1 month USD-LIBOR + 0.52% (2.381%)	monthly	2/20/2019	USD	1,975,124	(40,697)
[5]	JPFUNORW Index	JPM	1 month NOR-NIBOR(c) + 0.45% (1.320%)	monthly	4/17/2019	NOK	5,540,739	(21,873)
[6]	JPFUOILL Index	JPM	1 month USD-LIBOR + 0.40% (2.261%)	monthly	2/14/2019	USD	4,130,327	(253,748)
[7]	JPFUREGL Index	JPM	1 month USD-LIBOR - 0.73% (1.131%)	monthly	3/4/2019	USD	(3,080,740)	(1,805)
[8]	JPFUREIT Index	JPM	1 month GBP-LIBOR + 0.55% (1.053%)	monthly	3/4/2019	GBP	2,221,185	(26,834)
[9]	JPFUSWED Index	JPM	1 month SEK-STIBOR(d) - 0.75% (-1.307%)	monthly	4/17/2019	SEK	(15,453,148)	14,739
[10]	JPTAOBRL Index	JPM	BRL-CDI(e) + 0.50% (6.890%)	monthly	9/20/2018	BRL	1,012,090	(2,172)
[11]	KOSPI	JPM	0%	at maturity	3/12/2018	KRW	4,733,050,550	91,018
[12]	EURO STOXX Banks	JPM	1 month EUR-EURIBOR + 0.35 (-0.020%)	monthly	12/19/2018	EUR	3,547,890	(104,049)
								$(771,958)

(a)	LIBOR - London Interbank Offered Rate
(b)	EURIBOR - Euro Interbank Offered Rate. The Euribor rates are based on the interest rates at which a panel of European banks borrow funds from one another.
(c)	Nibor - Norwegian Interbank Offered Rate
(d)	STIBOR - Stockholm Interbank Offered Rate
(e)	BRL-CDI - Brazil Average One-Day Interbank Deposit

[1]	JPCMFBAN is a custom basket of bank stocks. The components of the basket as of March 29, 2018 are shown on the following page.
[2]	JPEBCSMI is a custom basket of Swiss stocks.
[3]	JPFUBNLX is a custom basket of financial company stocks.
[4]	JPFUFERL is a custom basket of materials company stocks. The components of the basket as of March 29, 2018 are shown on the following page.
[5]	JPFUNORW is a custom basket of financial company stocks.
[6]	JPFUOILL is a custom basket of energy company stocks. The components of the basket as of March 29, 2018 are shown on the following page.
[7]	JPFUREGL is a custom basket of real estate company stocks. The components of the basket as of March 29, 2018 are shown on the following page.
[8]	JPFUREIT is a custom basket of real estate company stocks. The components of the basket as of March 29, 2018 are shown on the following page.
[9]	JPFUSWED is a custom basket of financial company stocks.
[10]	JPTAOBRL is a custom basket of Brazilian stocks.
[11]	KOSPI is Korea Stock Exchange 200 Index
[12]	EURO STOXX Banks (Price) Index is a capitalization-weighted index which includes countries that are participating in the EMU that are involved in the banking sector.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2018 (Unaudited)

JPCMFBAN Index
Name	Quantity	Value	Weight
Bank of America Corp.	73,469	$2,203,335	12.40%
Citigroup, Inc.	23,142	1,562,085	8.79%
US Bancorp	22,394	1,130,897	6.36%
Comerica, Inc.	11,299	1,083,913	6.10%
Wells Fargo & Co.	57,398	1,066,455	6.00%
Regions Financial Corp.	18,657	977,813	5.50%
Citizens Financial Group, Inc.	23,244	975,783	5.49%
Fifth Third Bancorp	28,883	917,035	5.16%
SunTrust Banks, Inc.	13,123	892,889	5.02%
PNC Financial Services Group, Inc./The	5,404	817,301	4.60%
KeyCorp	41,247	806,379	4.54%
M&T Bank Corp.	4,133	761,960	4.29%
Huntington Bancshares, Inc./OH	49,657	749,821	4.22%
BB&T Corp.	13,812	718,776	4.04%
Capital One Financial Corp.	13,469	710,220	4.00%
Zions Bancorporation	7,524	696,798	3.92%
First Republic Bank/CA	7,008	671,507	3.78%
Cullen/Frost Bankers, Inc.	4,232	448,888	2.53%
People's United Financial, Inc.	16,251	303,244	1.71%
New York Community Bancorp, Inc.	21,158	275,689	1.55%
		$17,770,788	100.00%

JPFUFERL Index
Name	Quantity	Value	Weight
CF Industries Holdings, Inc.	9,252	349,077	32.48%
Nutrien Ltd.	4,613	218,006	20.28%
Yara International ASA	4,507	190,210	17.70%
Mosaic Co./The	7,252	176,084	16.38%
OCI NV	3,222	74,280	6.91%
K+S AG	2,333	67,210	6.25%
		$1,074,867	100.00%

JPFUOILL Index
Name	Quantity	Value	Weight
Schlumberger Ltd.	97,322	6,304,506	7.23%
Halliburton Co.	80,326	3,770,519	4.32%
Ensco Plc	807,577	3,545,264	4.06%
Transocean Ltd.	341,000	3,375,896	3.87%
Tenaris SA	96,707	3,352,844	3.84%
Golar LNG Ltd.	114,195	3,124,377	3.58%
National Oilwell Varco, Inc.	80,915	2,978,470	3.41%
US Silica Holdings, Inc.	115,040	2,935,813	3.36%
Gardner Denver Holdings, Inc.	95,358	2,925,595	3.35%
Rowan Cos Plc	202,382	2,335,491	2.68%
TechnipFMC Plc	66,836	1,968,311	2.26%
Noble Corp Plc	503,424	1,867,705	2.14%
Hi-Crush Partners LP	172,948	1,833,251	2.10%
Core Laboratories NV	16,757	1,813,407	2.08%

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2018 (Unaudited)

JPFUOILL Index (Continued)
Name	Quantity	Value	Weight
C&J Energy Services, Inc.	65,532	1,692,045	1.94%
Ocean Rig UDW, Inc.	63,780	1,609,172	1.84%
ProPetro Holding Corp.	99,905	1,587,492	1.82%
RPC, Inc.	85,256	1,537,171	1.76%
Precision Drilling Corp.	552,697	1,533,624	1.76%
NOW, Inc.	143,855	1,470,194	1.68%
Keane Group, Inc.	98,550	1,458,538	1.67%
BW Offshore Ltd.	260,546	1,421,357	1.63%
Weir Group Plc/The	50,790	1,419,930	1.63%
TGS NOPEC Geophysical Co. ASA	57,825	1,410,313	1.62%
Tidewater, Inc.	48,577	1,389,797	1.59%
Dril-Quip, Inc.	30,908	1,384,659	1.59%
SBM Offshore NV	84,258	1,345,786	1.54%
Saipem SpA	340,965	1,333,514	1.53%
Diamond Offshore Drilling, Inc.	89,569	1,313,085	1.50%
Trican Well Service Ltd.	564,148	1,311,756	1.50%
Bristow Group, Inc.	98,854	1,285,100	1.47%
Hunting Plc	135,930	1,279,424	1.47%
McDermott International, Inc.	205,179	1,249,540	1.43%
Fairmount Santrol Holdings, Inc.	285,271	1,212,404	1.39%
MRC Global, Inc.	70,262	1,155,108	1.32%
Forum Energy Technologies, Inc.	103,702	1,140,723	1.31%
Liberty Oilfield Services, Inc.	66,048	1,115,552	1.28%
Aker Solutions ASA	209,578	1,107,245	1.27%
Mammoth Energy Services, Inc.	33,384	1,070,281	1.23%
Helmerich & Payne, Inc.	13,390	891,242	1.02%
Subsea 7 SA	69,597	889,301	1.02%
Nabors Industries Ltd.	116,710	815,805	0.94%
Patterson-UTI Energy, Inc.	45,795	801,876	0.92%
Borr Drilling Ltd.	154,951	762,359	0.87%
Trinidad Drilling Ltd.	539,854	744,783	0.85%
CGG SA	364,692	722,127	0.83%
Smart Sand, Inc.	122,171	711,032	0.81%
Spectrum ASA	119,564	670,540	0.77%
Odfjell Drilling Ltd.	163,183	661,414	0.76%
TMK PJSC	113,609	640,752	0.73%
Calfrac Well Services Ltd.	131,516	600,397	0.69%
Newpark Resources, Inc.	71,934	582,668	0.67%
Hornbeck Offshore Services, Inc.	131,065	381,398	0.44%
Independence Contract Drilling, Inc.	85,526	323,287	0.37%
Polarcus Ltd.	1,781,014	301,882	0.35%
Quintana Energy Services, Inc.	28,277	275,705	0.32%
Chart Industries, Inc.	4,482	264,548	0.30%
Akastor ASA	128,840	250,271	0.29%
		$87,256,646	100.00%

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
March 31, 2018 (Unaudited)

JPFUREGL Index
Name	Quantity	Value	Weight
Hammerson Plc	12,821	96,434	10.56%
Capital & Counties Properties Plc	20,670	78,804	8.63%
Intu Properties Plc	24,843	72,324	7.92%
Deutsche EuroShop AG	1,518	55,599	6.09%
Klepierre SA	1,351	54,378	5.96%
Unibail-Rodamco SE	235	53,609	5.87%
Retail Properties of America, Inc.	2,470	28,801	3.15%
Federal Realty Investment Trust	247	28,666	3.14%
Simon Property Group, Inc.	185	28,582	3.13%
Regency Centers Corp.	474	27,969	3.06%
NewRiver REIT Plc	6,757	27,276	2.99%
American Assets Trust, Inc.	813	27,147	2.97%
Taubman Centers, Inc.	477	27,144	2.97%
Kimco Realty Corp.	1,878	27,044	2.96%
Scentre Group	9,019	26,512	2.91%
Brixmor Property Group, Inc.	1,732	26,410	2.89%
GGP, Inc.	1,288	26,361	2.89%
DDR Corp.	3,594	26,345	2.89%
Macerich Co./The	467	26,185	2.87%
Vicinity Centres	13,936	25,777	2.83%
Vastned Retail NV	497	23,665	2.59%
Wereldhave NV	591	22,566	2.47%
Eurocommercial Properties NV	516	21,289	2.33%
Mercialys SA	1,042	19,987	2.19%
Lar Espana Real Estate Socimi SA	1,049	12,573	1.38%
Carmila SA	390	11,511	1.26%
Urstadt Biddle Properties, Inc.	522	10,073	1.10%
		$913,031	100.00%

JPFUREIT Index
Name	Quantity	Value	Weight
British Land Co Plc/The	43,527	391,691	32.96%
Land Securities Group Plc	29,791	391,316	32.93%
Derwent London Plc	4,418	192,095	16.16%
Great Portland Estates Plc	16,277	151,927	12.78%
Workspace Group Plc	1,848	25,694	2.16%
St Modwen Properties Plc	4,430	24,058	2.02%
Helical Plc	2,595	11,748	0.99%
		$1,188,529	100.00%

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (continued)
March 31, 2018 (Unaudited)

Consolidation of Subsidiary:

The Consolidated Schedule of Investments of Fulcrum Diversified Absolute Return Fund (the “Fund”) includes the holdings of Fulcrum Diversified Absolute Return Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary, a Cayman Islands Exempted Company, was incorporated on July 29, 2014, and is wholly-owned and controlled by the Fund.  The Subsidiary invests primarily in commodity index swaps and other commodity-linked derivative instruments, and the Fund may invest up to 25% of its totals assets in the Subsidiary. The Fund’s policy is to consolidate entities when it is the sole or principal owner of such entity. All inter-fund balances and transactions have been eliminated in consolidation.  The net assets of the Subsidiary as of March 31, 2018, were $1,279,286 which represented 0.71% of the Fund’s net assets.

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  Exchange traded derivatives are normally valued at the daily settlement price or composite mean depending on the product type.  When these valuations are used, the positions are classified as Level 1 in the fair value hierarchy.   Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models,  The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.  When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of March 31, 2018:

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments
Foreign Government Bonds	$-	$19,076,774	$-	$19,076,774
Short-Term Investments	-	125,049,456	-	125,049,456
Purchased Options and Warrants	817,140	4,592,290	-	5,409,430
Total Investments	$817,140	$148,718,520	$-	$149,535,660

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Other Financial Instruments
Written Options	$(572,170)	$-	$-	$(572,170)
Forward Currency Contracts *	-	(2,708,442)	-	(2,708,442)
Total Return Swaps *	-	(771,958)	-	(771,958)
Interest Rate Swaps *	-	(57,559)	-	(57,559)
Inflation Swaps *	-	106,838		106,838
Future Contracts *	162,167	-	-	162,167
Total Other Financial Instruments	$(410,003)	$(3,431,121)	$-	$(3,841,124)

* Forward Currency Contracts, Total Return Swaps, Interest Rate Swaps, Inflation Swaps, and Future Contracts are valued at the unrealized appreciation (depreciation) of the instrument.

The Fund recognizes transfers between Levels at the end of the reporting period.  There were no transfers between Levels at period end.  There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
  Christopher E. Kashmerick, President and Principal Executive Officer

Date     May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/  Russell B. Simon
  Russell B. Simon, Treasurer and Principal Financial Officer

Date     May 29, 2018